Goodwill Disclosure	12 Months Ended
Dec. 31, 2015
Notes
Goodwill Disclosure

NOTE 8 - GOODWILL

	December 31,	December 31,
	2015	2014

Goodwill	$5,976,198	$5,976,198
Less: accumulated impairment loss	(1,339,986)	(669,993)
Total goodwill, net	$4,636,212	$5,306,205

In connection with the MeNetwork acquisition (as further described in Note 12) on March 20, 2013, the Company assumed certain liabilities and acquired substantially all of the assets of MeNetwork. The Company recorded goodwill related to this acquisition of $2,679,970. During its 2014 annual evaluation of goodwill, the Company determined that the carrying amount of goodwill related to MeNetwork, exceeded its fair value. As a result, the Company recorded an impairment loss, to other expense, of $669,993 during the year ended December 31, 2014. This charge reflects the impact of partially sun-setting assets acquired from MeNetwork in conjunction with its integration of Yowza!!  The Company again evaluated the carrying amount of goodwill in 2015.  From this analysis based future cash flows and the value of the asset in relation to Company’s new business direction, the Company determined that the fair value is only half of the original amount, and recorded an additional impairment loss of $669,993 to other expense for the year ended December 31, 2015.

In connection with the acquisition (as further described in Note 12) on January 3, 2014, the Company assumed certain liabilities and acquired substantially all of the assets of Yowza!!. The Company recorded goodwill related to this acquisition of $3,296,228. During its annual evaluations of goodwill for both 2015 and 2014, the Company determined that the fair value of goodwill exceeded its carrying amount and as a result no impairment charge was recorded.

The Company first assesses qualitative factors to determine whether it’s necessary to perform the two-step goodwill impairment test. Impairment is the condition that exists when the carrying amount of goodwill exceeds its implied fair value. If the qualitative assessment results in an indication that it’s more likely than not that the fair value of a reporting unit is less than its carrying amount, then a quantitative assessment must be performed. Management has determined that the Company has one reporting unit for purposes of testing goodwill.

The quantitative analysis involves estimating the fair value of its reporting unit utilizing a combination of valuation methods including market capitalization, the income approach and cash flows. Income and cash flow forecasts were used in the evaluation of goodwill based on management’s estimate of future performance. If goodwill is determined to be impaired as a result of this analysis, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value.  The Company recorded impairment to its goodwill for each of the years ended December 31, 2015 and December 31, 2014 as further discussed in Note 8.